Putnam Investments
                                     One Post Office Square
                                     Boston, MA 02109
                                     January 3, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Global Natural Resources Fund (Reg. No. 2-67827) (811-3061)
    (the "Fund")
    Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2001.

Comments or questions concerning this certificate may be directed to Beth K. Werths at 1-800-225-2465, ext. 11913.

                                     Very truly yours,

                                     Putnam Global Natural Resources Fund

                                     /s/ Gordon H. Silver
                                 By: ----------------------------
                                     Gordon H. Silver
                                     Vice President

cc: Charles Lawson, Esq.
    Ropes & Gray